Quarterly Financial Data	12 Months Ended
Dec. 31, 2020
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Data (Unaudited)

NOTE 23 - QUARTERLY FINANCIAL DATA (UNAUDITED)

	Interest Income	Net Interest Income	Net Income	Basic Earnings per Common Share	Diluted Earnings per Common Share
2020
First quarter (1)(2)	$25,002	$22,115	$7,833	$0.47	$0.47
Second quarter (1)(2)	24,584	22,075	6,504	0.41	0.41
Third quarter (3)(4)	24,558	22,006	7,682	0.48	0.48
Fourth quarter (3)(4)	25,721	23,531	10,173	0.64	0.64
2019
First quarter (5)(6)	$24,584	$21,719	$9,669	$0.61	$0.57
Second quarter (5)(9)	24,926	21,741	8,660	0.55	0.51
Third quarter (7)(9)	24,023	20,418	7,708	0.48	0.46
Fourth quarter (8)	24,521	21,222	7,841	0.48	0.47

(1)	Interest income and net interest income increased due to increased volume of interest earning assets, offset by a decrease in interest rate.
(2)	Net income decreased due to an increase in the provision for loan losses.
(3)	Interest income and net interest income increased due to increased volume of interest earning assets, offset by decreases in interest earning asset and interest-bearing liabilities rate.
(4)	Net income decreased due to an increase in the provision for loan losses, offset by an increase in gain on sale of loans.
(5)	Interest income and net interest income increased due to increased volume and rate on loans, non-taxable securities and interest-bearing deposits in other banks.
(6)	Net income increased due to fees on tax refund processing program.
(7)	Interest income and net interest income decreased due to a decrease in rate on interest earning assets and an increase on rate on interest-bearing liabilities.
(8)	Interest income and net interest income increased due to an increase in loan volume and a decrease in rate on interest-bearing liabilities.
(9)	Net income decreased due to a decrease in fees on the tax refund program.